UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22562

Babson Capital Global Short Duration High Yield Fund
(Exact name of registrant as specified in charter)

550 South Tryon Street, Charlotte, NC 28202
 (Address of principal executive offices) (Zip code)

Janice M. Bishop
Secretary and Chief Legal Officer
c/o Babson Capital Management LLC
Independence Wharf
470 Atlantic Avenue
Boston, MA 02210
(Name and address of agent for service)

704-805-7200
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

Babson Capital Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
March 31, 2013

			Effective interest rate‡	Due date	Principal	Cost	Fair value

Fixed Income — 122.74%*:
Bank Loans — 23.73%*:
Automobile — 1.73%*:
		Schaeffler Finance+	4.75%	1/27/2017	$4,500,000	$5,857,395	$5,785,187
		Schaeffler Finance+	3.75	1/27/2017	2,247,447	2,930,774	2,879,113
		Total Automobile			6,747,447	8,788,169	8,664,300

Broadcasting and Entertainment — 0.59%*:
		Deluxe Entertainment Services Group, Inc.	6.50	7/3/2017	1,471,580	1,431,112	1,415,175
		Deluxe Entertainment Services Group, Inc.	8.00	7/3/2017	1,605,446	1,495,486	1,543,910
		Total Broadcasting and Entertainment			3,077,026	2,926,598	2,959,085

Buildings and Real Estate — 0.78%*:
		Tomkins Air Distribution	9.25	5/1/2020	3,773,513	3,716,929	3,872,568
		Total Buildings and Real Estate			3,773,513	3,716,929	3,872,568

Chemicals, Plastics and Rubber — 1.74%*:
		Cytec Monarch	7.50	3/31/2020	2,000,000	2,055,000	2,042,500
		Houghton International Inc.	5.25	11/30/2019	2,837,229	2,808,864	2,879,788
		Pinnacle Operating Corp.	11.50	5/13/2019	4,000,000	3,803,966	3,796,680
		Total Chemicals, Plastics and Rubber			8,837,229	8,667,830	8,718,968

Diversified/Conglomerate Manufacturing — 2.49%*:
		Alliance Laundry Systems LLC	9.50	11/30/2019	1,728,930	1,711,655	1,767,831
		Navistar International Corp	6.00	7/30/2017	2,565,000	2,566,969	2,590,009
		Northern Tool & Equipment Company, Inc.	7.00	12/6/2018	4,285,714	4,200,538	4,328,571
		ValleyCrest	8.00	10/5/2016	3,729,855	3,729,855	3,757,829
		Total Diversified/Conglomerate Manufacturing			12,309,499	12,209,017	12,444,240

Diversified/Conglomerate Service — 2.38%*:
		Endurance International Group Inc.	6.25	10/18/2017	6,000,000	5,940,019	6,033,780
		Redprarie Corporation	6.75	12/14/2018	3,000,000	2,942,225	3,056,250
		Redprarie Corporation	11.25	12/14/2019	2,702,244	2,649,862	2,822,710
		Total Diversified/Conglomerate Service			11,702,244	11,532,106	11,912,740

Diversified Natural Resources, Precious Metals and Minerals — 0.73%*:
		Osmose Holdings, Inc.	6.75	5/2/2018	3,616,487	3,580,334	3,652,652
		Total Diversified Natural Resources, Precious Metals and Minerals			3,616,487	3,580,334	3,652,652

Electronics — 1.56%*:
		Kronos, Inc.	9.75	4/26/2020	7,500,000	7,425,012	7,818,750
		Total Electronics			7,500,000	7,425,012	7,818,750

Finance — 1.61%*:
		Confie Seguros Holding	10.25	5/8/2019	1,500,000	1,470,351	1,531,875
		Confie Seguros Holding	10.25	3/15/2019	400,000	410,000	408,500
		Cunningham Lindsey Group, Inc.	9.25	4/18/2020	3,000,000	3,059,939	3,071,250
		Transfirst Holdings Inc.	11.00	6/30/2018	1,004,072	974,048	1,018,511
		Wall Street Systems Inc.	9.25	4/24/2020	1,980,000	1,984,989	1,989,900
		Total Finance			7,884,072	7,899,327	8,020,036

Healthcare, Education and Childcare — 3.38%*:
		Air Medical Group Holdings	6.50	6/20/2018	2,256,154	2,233,606	2,304,097
		Gentiva Health Services Inc.	6.50	8/17/2016	3,934,426	3,887,735	3,955,751
		PRA International	10.50	11/30/2019	1,743,299	1,708,747	1,760,732
		PRA International	9.25	12/10/2019	101,129	102,899	102,140
		Sage Products Holdings Iii, LLC	4.25	11/30/2019	2,000,000	1,980,008	2,012,500
		Sage Products Holdings Iii, LLC	9.25	5/31/2020	3,325,292	3,275,431	3,416,737
		TriZetto Group	8.50	3/27/2019	3,325,000	3,309,161	3,358,250
		Total Healthcare, Education and Childcare			16,685,300	16,497,587	16,910,207

Leisure, Amusement, Motion Pictures and Entertainment — 0.60%*:
		Jacob's Entertainment	6.25	10/16/2018	2,992,500	2,949,550	3,011,203
		Total Leisure, Amusement, Motion Pictures and Entertainment			2,992,500	2,949,550	3,011,203

Mining, Steel, Iron and Non-Precious Metals — 1.05%*:
		Boomerang Tube, LLC	11.00	10/8/2017	2,962,500	2,927,514	2,992,125
		Boomerang Tube, LLC	11.00	10/11/2017	378,377	384,053	382,161
		Constellium Holdco B.V.+	6.25	3/15/2020	1,819,073	1,809,978	1,850,907
		Total Mining, Steel, Iron and Non-Precious Metals			5,159,950	5,121,545	5,225,193

Oil and Gas — 2.84%*:
		Chesapeake Energy Corporation	5.75	12/2/2017	2,000,000	1,968,426	2,059,760
		EP Energy	4.50	4/30/2019	3,000,000	2,992,508	3,036,240
		NFR Energy LLC	8.75	12/31/2018	5,008,901	5,045,096	5,124,757
		Vantage Drilling Company	6.25	10/17/2017	2,962,500	2,888,419	2,981,016
		Venoco, Inc.	8.50	6/30/2017	955,565	976,379	981,843
		Total Oil and Gas			13,926,966	13,870,828	14,183,616

Retail Store — 2.25%*:
		BJ's Wholesale Club, Inc.	9.75	3/13/2020	4,000,000	4,142,503	4,131,680
		FleetPride	9.25	5/8/2020	3,000,000	2,942,052	3,000,000
		Smart & Final Holdings Corp.	10.50	11/8/2020	4,000,000	3,881,925	4,125,000
		Total Retail Store			11,000,000	10,966,480	11,256,680

		Total Bank Loans			115,212,233	116,151,312	118,650,238

Corporate Bonds — 99.01%*:
Aerospace and Defense* — 0.49%*:
		Ducommun Inc.	9.75%	7/15/2018	$2,230,000	$2,402,081	$2,453,000
		Total Aerospace and Defense			2,230,000	2,402,081	2,453,000

Automobile — 6.78%*:
		Accuride Corp	9.50	8/1/2018	6,800,000	6,691,261	6,953,000
		Affinia Group, Inc.	9.00	11/30/2014	12,000,000	12,054,666	12,030,120
		J.B. Poindexter & Co. Inc. ^	9.00	4/1/2022	4,500,000	4,622,967	4,702,500
		Meritor, Inc. ^	10.63	3/15/2018	3,000,000	3,064,250	3,236,250
		Meritor, Inc. ^	7.88	3/1/2026	1,552,000	1,523,085	1,574,310
		UCI International, Inc.	8.63	2/15/2019	5,215,000	5,175,887	5,397,525
		Total Automobile			33,067,000	33,132,116	33,893,705

Broadcasting and Entertainment — 1.41%*:
		Arqiva Finance+^	9.50	3/31/2020	2,700,000	4,129,025	4,246,122
		CET 21 Spol Sro+^	9.00	11/1/2017	2,000,000	2,786,625	2,781,623
		Total Broadcasting and Entertainment			4,700,000	6,915,650	7,027,745

Buildings and Real Estate — 4.88%*:
		Ainsworth Lumber Ltd^	7.50	12/15/2017	5,750,000	5,770,043	6,267,500
		Cemex International Capital LLC+^	9.88	4/30/2019	2,890,000	3,816,761	4,223,196
		Lyon Williams Homes, Inc.^	8.50	11/15/2020	8,000,000	8,057,304	8,720,000
		Roofing Supply LLC^	10.00	6/1/2020	4,605,000	5,082,593	5,203,650
		Total Buildings and Real Estate			21,245,000	22,726,701	24,414,346

Cargo Transport — 3.77%*:
		CEVA Group PLC+^	8.38	12/1/2017	5,000,000	4,878,810	5,150,000
		Kenan Advantage Group, Inc.^	8.38	12/15/2018	8,000,000	8,000,000	8,400,000
		Moto Hospitality Limited+^	10.25	3/15/2017	2,000,000	3,094,404	3,069,302
		Quality Distribution Inc.	9.88	11/1/2018	2,040,000	2,192,012	2,244,000
		Total Cargo Transport			17,040,000	18,165,226	18,863,302

Chemicals, Plastics and Rubber — 7.37%*:
		Associated Asphalt, Inc. ^	8.50	2/15/2018	2,300,000	2,300,000	2,346,000
		Ciech Group Finance+^	9.50	11/30/2019	1,200,000	1,538,876	1,695,893
		Cornerstone Chemical Company^	9.38	3/15/2018	5,375,000	5,520,148	5,482,500
		Omnova Solutions, Inc.	7.88	11/1/2018	1,630,000	1,670,131	1,735,950
		Perstorp Holding AB+^	9.00	5/15/2017	7,030,000	9,089,363	9,484,534
		TPC Group, Inc. ^	8.75	12/15/2020	7,065,000	7,153,446	7,365,262
		Tronox Worldwide LLC^	6.38	8/15/2020	9,000,000	8,933,919	8,730,000
		Total Chemicals, Plastics and Rubber			33,600,000	36,205,883	36,840,139

Containers, Packaging and Glass — 1.75%*:
		Bormioli Rocco & Figlio S.P.A.+^	10.00	8/1/2018	1,500,000	1,995,257	1,961,237
		Pretium Packaging, LLC	11.50	4/1/2016	6,265,000	6,441,014	6,797,525
		Total Containers, Packaging and Glass			7,765,000	8,436,271	8,758,762

Diversified/Conglomerate Service — 3.26%*:
		Brickman Group Holdings, Inc.^	9.13	11/1/2018	6,670,000	6,824,682	7,253,625
		Verisure Holdings+^	6.71	9/1/2018	3,500,000	4,478,495	4,486,489
		Verisure Holdings+^	8.75	9/1/2018	3,240,000	4,446,240	4,537,379
		Total Diversified/Conglomerate Service			13,410,000	15,749,417	16,277,493

Diversified Natural Resources, Precious Metals and Minerals — 0.70%*:
		Lecta S.A.+^	8.88	5/15/2019	1,090,000	1,433,188	1,447,870
		Lecta S.A.+^	5.73	5/15/2018	1,600,000	2,038,500	2,030,457
		Total Diversified Natural Resources, Precious Metals and Minerals			2,690,000	3,471,688	3,478,327

Ecological — 0.17%*:
		ENCE+	7.25	2/15/2020	650,000	874,938	844,037
		Total Ecological			650,000	874,938	844,037

Electronics — 1.44%*:
		International Wire Group, Inc.^	8.50	10/15/2017	7,000,000	7,162,684	7,210,000
		Total Electronics			7,000,000	7,162,684	7,210,000

Farming and Agriculture — 0.91%*:
		Chiquita Brands^	7.88	2/1/2021	4,350,000	4,318,419	4,562,062
		Total Farming and Agriculture			4,350,000	4,318,419	4,562,062

Finance — 6.94%*:
		Arrow Global Finance+^	7.88	3/1/2020	500,000	791,653	757,981
		Cabot Financial+^	10.38	10/1/2019	5,000,000	8,432,021	8,413,991
		Evertec, Inc.	11.00	10/1/2018	11,000,000	12,168,966	12,485,000
		First Data^	11.25	1/15/2021	5,000,000	5,000,000	5,200,000
		Lowell Group Financing PLC+^	10.75	4/1/2019	2,000,000	3,412,822	3,394,466
		TMF Group Holding+^	5.59	12/1/2018	1,400,000	1,802,552	1,812,542
		TMF Group Holding+^	9.88	12/1/2019	2,000,000	2,687,648	2,640,619
		Total Finance			26,900,000	34,295,662	34,704,599

Healthcare, Education and Childcare — 4.51%*:
		Care UK Health+	9.75	8/1/2017	2,300,000	3,869,314	3,582,119
		Cerba European Lab+^	7.00	2/1/2020	450,000	599,464	585,487
		Crown Newco PLC+^	8.88	2/15/2019	4,500,000	7,387,291	6,940,118
		Prospect Medical Holdings Inc^	8.38	5/1/2019	5,000,000	5,095,690	5,325,000
		Voyage Care+^	6.50	8/1/2018	500,000	800,077	773,024
		Warner Chilcott Company, LLC	7.75	9/15/2018	5,000,000	5,266,738	5,343,750
		Total Healthcare, Education and Childcare			17,750,000	23,018,574	22,549,498

Hotels, Motels, Inns and Gaming — 1.78%*:
		Gala Group Finance+	8.88	9/1/2018	5,500,000	8,831,701	8,879,325
		Total Hotels, Motels, Inns and Gaming			5,500,000	8,831,701	8,879,325

Leisure, Amusement, Motion Pictures and Entertainment — 1.36%*:
		Odeon & Uci Finco+	9.00	8/1/2018	4,200,000	6,967,062	6,796,530
		Total Leisure, Amusement, Motion Pictures and Entertainment			4,200,000	6,967,062	6,796,530

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 3.98%*:
		Cleaver-Brooks, Inc.^	8.75	12/15/2019	4,740,000	4,879,853	5,113,275
		KM Germany Holding+^	8.75	12/15/2020	1,450,000	1,876,585	2,007,755
		Milacron LLC^	8.38	5/15/2019	5,800,000	5,956,734	6,409,000
		Milacron LLC^	7.75	2/15/2021	3,400,000	3,400,000	3,514,750
		Xerium Technologies	8.88	6/15/2018	3,000,000	2,873,515	2,872,500
		Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)			18,390,000	18,986,687	19,917,280

Mining, Steel, Iron and Non-Precious Metals — 4.58%*:
		Alpha Natural Resources, Inc.	9.75	4/15/2018	3,000,000	3,113,667	3,217,500
		Ausdrill Finance Pty Ltd.+^	6.88	11/1/2019	6,000,000	6,000,000	6,135,000
		Fortescue Metals Group Ltd.+^	8.25	11/1/2019	2,000,000	2,067,662	2,157,500
		Inmet Mining Corporation+^	7.50	6/1/2021	3,500,000	3,514,591	3,788,750
		Kaiser Aluminum Corporation	8.25	6/1/2020	800,000	870,170	896,000
		New World Resources N.V.+^	7.88	5/1/2018	3,350,000	4,315,452	4,330,283
		Rain CII Carbon LLC^	8.25	1/15/2021	1,390,000	1,390,000	1,501,200
		Rain CII Carbon LLC^	8.50	1/15/2021	650,000	855,139	866,533
		Total Mining, Steel, Iron and Non-Precious Metals			20,690,000	22,126,681	22,892,766

Oil and Gas — 24.70%*:
		Alta Mesa Holdings, LP	9.63	10/15/2018	4,275,000	4,377,654	4,510,125
		Calumet Specialty Products	9.38	5/1/2019	7,365,000	7,919,926	8,248,800
		CHC Helicopter+	9.25	10/15/2020	4,620,000	4,740,027	4,911,638
		Chesapeake Oilfield Operating LLC^	6.63	11/15/2019	6,000,000	5,770,680	6,180,000
		Era Group Inc.^	7.75	12/15/2022	3,000,000	2,949,330	3,090,000
		Ferrellgas Partners LP	8.63	6/15/2020	7,135,000	6,992,771	7,242,025
		Halcon Resources Corporation^	9.75	7/15/2020	8,000,000	8,461,942	8,840,000
		Headwaters, Inc.	7.63	4/1/2019	3,000,000	3,129,226	3,210,000
		Hercules Offshore, Inc.^	10.25	4/1/2019	6,865,000	7,221,746	7,637,312
		Magnum Hunter Resources, Corp^	9.75	5/15/2020	3,000,000	3,058,682	3,150,000
		Midstates Petroleum Company Inc.^	10.75	10/1/2020	5,000,000	5,290,633	5,550,000
		Millennium Offshore+^	9.50	2/15/2018	6,000,000	6,000,000	6,060,000
		Niska Gas Storage	8.88	3/15/2018	6,500,000	6,735,800	6,776,250
		Northern Tier Energy LLC^	7.13	11/15/2020	6,000,000	6,000,000	6,360,000
		Pbf Holding Company LLC	8.25	2/15/2020	6,000,000	6,288,897	6,600,000
		Quicksilver Resources, Inc.	8.25	8/1/2015	3,000,000	2,813,337	2,951,250
		Resolute Energy Corp.^	8.50	5/1/2020	7,285,000	7,445,490	7,539,975
		Samson Investment Company^	9.75	2/15/2020	6,000,000	6,376,098	6,375,000
		Shelf Drilling Holdings Ltd+^	8.63	11/1/2018	6,000,000	6,080,933	6,360,000
		Venoco, Inc.	11.50	10/1/2017	5,500,000	5,565,574	5,885,000
		Welltec+^	8.00	2/1/2019	5,500,000	5,739,262	6,008,750
		Total Oil and Gas			116,045,000	118,958,008	123,486,125

Personal and Nondurable Consumer Products (Manufacturing Only) — 0.41%*:
		Grohe Holdings+^	8.75	12/15/2017	1,530,000	2,073,404	2,050,473
		Total Personal and Nondurable Consumer Products (Manufacturing Only)			1,530,000	2,073,404	2,050,473

Personal, Food and Miscellaneous — 0.50%*:
		Cerved Holding Spa+^	8.00	1/15/2021	2,000,000	2,662,411	2,474,491
		Total Personal, Food and Miscellaneous			2,000,000	2,662,411	2,474,491

Printing and Publishing — 2.38%*:
		Cenveo Corporation	8.88	2/1/2018	5,750,000	5,232,329	5,750,000
		R.R. Donnelley & Sons Company	7.25	5/15/2018	3,309,000	3,242,744	3,478,586
		R.R. Donnelley & Sons Company	7.88	3/15/2021	2,570,000	2,557,150	2,679,225
		Total Printing and Publishing			11,629,000	11,032,223	11,907,811

Retail Store — 6.52%*:
		DFS Furniture Holdings PLC+^	7.63	8/15/2018	300,000	450,552	460,281
		GRD Holding Corp.^	10.75	6/1/2019	3,150,000	3,230,447	3,311,437
		HD Supply, Inc.	11.50	7/15/2020	5,000,000	5,296,510	5,925,000
		House Fraser PLC+^	8.88	8/15/2018	4,000,000	6,494,389	6,320,940
		Matalan Finance PLC+^	8.88	4/29/2016	4,000,000	6,469,248	6,032,243
		Pantry, Inc^	8.38	8/1/2020	875,000	909,610	938,437
		Spencer Spirit Holdings, Inc.^	11.00	5/1/2017	5,000,000	5,370,250	5,462,500
		Takko Fashion+^	9.88	4/15/2019	3,340,000	4,302,950	4,167,936
		Total Retail Store			25,665,000	32,523,956	32,618,774

Telecommunications — 6.95%*:
		Bite Finance+^	7.45	2/15/2018	950,000	1,275,877	1,225,677
		Numericable Finance+^	8.07	10/15/2018	5,500,000	7,088,086	7,226,452
		Nara Cable FDG Ltd+^	8.88	12/1/2018	8,000,000	7,554,804	8,260,000
		Nokia Siemens Networks+^	6.75	4/15/2018	2,200,000	2,856,586	2,860,265
		Norcell Sweden+^	9.25	9/29/2018	19,500,000	3,249,571	3,216,810
		UPC Broadband+^	6.75	3/15/2023	1,830,000	1,932,214	1,932,556
		Wind Acquisition+^	7.38	2/15/2018	4,565,000	5,668,372	5,984,720
		Wind Acquisition+^	11.75	7/15/2017	3,000,000	4,173,682	4,057,068
		Total Telecommunications			45,545,000	33,799,192	34,763,548

Textiles & Leather — 1.47%*:
		Perry Ellis International Inc	7.88	4/1/2019	7,000,000	7,284,679	7,350,000
		Total Utilities			7,000,000	7,284,679	7,350,000

		Total Corporate Bonds			450,591,000	482,121,314	495,014,138

		Total Fixed Income			565,803,233	598,272,626	613,664,376

Other liabilities and assets — (22.74)%							(113,681,676)
		Net Assets — 100%					$499,982,700

‡	The effective interest rates are based on settled commitment amount.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.
	Distributions of investments by country of issue (execluding temporary cash investments) as a percentage of total investment in securities, is as follows:
	US	United States	67.6%
	GB	United Kingdom	9.7%
	SE	Sweden	3.5%
	DE	Germany	2.4%
	IT	Italy	2.4%
	NL	Netherlands	2.3%
	ES	Spain	2.1%
	AE	United Arab Emirates	2.0%
	FR	France	1.8%
	AU	Australia	1.4%
	CZ	Czech Republic	1.2%
	DK	Denmark	1.0%
	Other	(Individually less than 1%)	2.6%
			100.0%

^
Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2013. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

Tax Basis

The cost basis of investments for federal income tax purposes at March 31, 2013 for Babson Capital Global Short Duration High Yield Fund  was as follows*:

Cost of investments	$598,272,840
Gross unrealized appreciation	18,156,521
Gross unrealized depreciation	(2,764,985)
Net unrealized appreciation	$15,391,536

*The above tables only reflects tax adjustments through December 31, 2012.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual reports.

Fair Value

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security in new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised is determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments

Description	Level 1	Level 2	Level 3	Total Investments
Assets: Fixed Income:
Bank Loans	$-	$118,650,238	$-	$118,650,238
Bonds	-	495,014,138	-	495,014,138
Total Fixed Income	-	613,664,376	-	613,664,376
Derivative Securities:
Foreign Exchange Contracts	-	5,457,727	-	5,457,727
Total Derivative Securities	-	5,457,727	-	5,457,727

Total Investments	$-	$619,122,103	$-	$619,122,103

Derivative Instruments

The following is a description of the derivative instruments that the Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to the instrument.

Forward Foreign Currency Exchange Contracts – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use forward currency exchange contracts to hedge against changes in the value of foreign currencies. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver or receive a currency at a specified future date. Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Fund is also subject to credit risk with respect to the counterparties to the derivative contracts which are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Fund. In addition, in the event of a bankruptcy of a clearing house, the Fund could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions.  The counter party risk to the Fund is limited to the net unrealized gain, in any, on the contract.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

During the period from January 1, 2013 through March 31, 2013, the Fund’s direct investment in derivatives consisted of forward foreign currency exchange contracts.

The following is a summary of the fair value of derivative instruments held directly by the Fund as of March 31, 2013.  These derivatives are presented in the Schedule of Investments.

      Fair values of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2013:

Derivatives	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts:
Forward Foreign Currency
Exchange Contracts	Receivables	$5,457,727
Total		$5,457,727

  The effect of derivative instruments on the Statement of Operations for period January 1, 2013 through March 31, 2013:

Amount of Realized Gain/(Loss) on Derivatives

Forward Currency Exchange Contracts
Derivatives
Foreign exchange contracts	$(1,585,162)
Total	$(1,585,162)

Change in Unrealized Appreciation/(Depreciation) on Derivatives

Forward Currency Exchange Contracts
Derivatives
Foreign exchange contracts	$5,457,727
Total	$5,457,727

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

By (Signature and Title)   /s/ Russ Morrison
                                                   Russ Morrison, President and Principal Executive Officer

Date        May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Russ Morrison
                                                   Russ Morrison. President

Date        May 30, 2013

By (Signature and Title)   /s/ Patrick Hoefling
                                                   Patrick Hoefling, Chief Financial Officer

Date        May 30, 2013